Debt and Interest Expense - Additional Information (details) (USD $)			1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Revolving Credit Facility [Member] Western Gas Partners [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Western Gas Partners [Member]	Oct. 31, 2009 Revolving Credit Facility [Member] Western Gas Partners [Member]	Nov. 30, 2012 Working Capital Facility [Member]	Dec. 31, 2013 Working Capital Facility [Member]	Dec. 31, 2012 Working Capital Facility [Member]	Mar. 31, 2011 Minimum [Member] Revolving Credit Facility [Member] Western Gas Partners [Member]	Mar. 31, 2011 Maximum [Member] Revolving Credit Facility [Member] Western Gas Partners [Member]	Aug. 31, 2013 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]	Dec. 31, 2012 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member] Interest Rate Swap [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]	Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]	May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member] Western Gas Partners [Member]	May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member] Interest Rate Swap [Member] Western Gas Partners [Member]	Dec. 31, 2013 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2010 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Mar. 31, 2011 Wattenberg Term Loan [Member] Western Gas Partners [Member]	Dec. 31, 2013 Wattenberg Term Loan [Member] Western Gas Partners [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Western Gas Partners [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Minimum [Member] Western Gas Partners [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Maximum [Member] Western Gas Partners [Member]	Dec. 31, 2013 US Treasury Securities [Member] Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]
Debt Instrument [Line Items]
Principal	$ 1,420,000,000	$ 1,170,000,000									$ 250,000,000	$ 250,000,000	$ 0	$ 670,000,000	$ 670,000,000	$ 150,000,000	$ 520,000,000		$ 500,000,000	$ 500,000,000	$ 500,000,000				$ 175,000,000			$ 250,000,000
Fixed interest rate											2.60%					4.00%	4.00%				5.375%			2.82%
Offering percent											99.879%
Effective interest rate											2.806%
Underwriting discount											1,500,000
Debt instrument, maturity date												Aug. 15, 2018		Jul. 01, 2022					Jun. 01, 2021				Aug. 02, 2013
Debt instrument, redemption price, percentage												100.00%
Line of credit, expiration date				Mar. 24, 2016																							Aug. 02, 2013
Revolving credit facility, maximum borrowing capacity				800,000,000.0	450,000,000	30,000,000
Interest rate percent above LIBOR						1.50%																							2.50%	3.50%	20.00%
Revolving credit facility, interest rate at period end			1.71%	1.67%			1.67%	1.71%
Facility fee			0.25%	0.25%					0.20%	0.35%
Outstanding borrowings				0			0
Outstanding letters of credit				12,800,000
Available borrowing capacity				787,200,000
Accelerated amortization expense																										1,300,000
Realized loss on terminated swap agreement																		$ 1,700,000				$ 1,900,000